TAXES - Narrative (Details) - EUR (€) € in Millions	6 Months Ended		12 Months Ended
	Jun. 28, 2024	Jun. 30, 2023	Dec. 31, 2023
Income Tax [Abstract]
Effective tax rate	22.00%	22.00%	24.00%
Discrete items excluded from average effective tax rate	27.00%	25.00%
Current tax liabilities, audit provision	€ 240		€ 175